INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of reconciliation of federal income tax
NOTE 6 – INCOME TAXES

The following table sets forth a reconciliation of the federal income tax for the years ended August 31, 2014 and 2013:

	2014	2013

Loss before provision for income taxes	$(2,791,438)	$(3,689,862)

Income tax benefit at 34% federal statutory rate	$949,089	$1,254,553

Permanent difference - non-deductible business meals and entertainment	(1,087)	(1,379)

Other		29,815

Increase in valuation allowance	(948,002)	(1,282,989)

	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as a deferred tax asset and liability.  Significant components of the deferred tax assets are set out below along with a valuation allowance to reduce the net deferred tax asset to zero.

In order to comply with generally accepted accounting principles, management has decided to establish a valuation allowance because of the potential that the tax benefits underlying deferred tax asset may not be realized.  Significant components of our deferred tax asset at August 31, 2014 and 2013 are as follows:

	2014	2013

Net operating loss carryfowards	$3,520,253	$2,948,177

Stock compensation	1,486,689	1,264,291

Assets, exploration cost, depreciation and
amortization	3,452,684	3,299,156

Less: valuation allowance	(8,459,626)	(7,511,624)

	$-	$-

As a result of a change in control effective in April 2007, our net operating losses prior to that date may be partially or entirely unavailable, by law, to offset future income and, accordingly, are excluded from the associated deferred tax asset.

The net operating loss carryforward in the approximate amount of $10,354,000 will begin to expire in 2022.  We file income tax returns in the United States and in one state jurisdiction.  With few exceptions, we are no longer subject to United States federal income tax examinations for fiscal years ending before 2010, and is no longer subject to state tax examinations for years before 2009.

Schedule of components of deferred tax asset
Significant components of our deferred tax asset at August 31, 2014 and 2013 are as follows:

	2014	2013

Net operating loss carryfowards	$3,520,253	$2,948,177

Stock compensation	1,486,689	1,264,291

Assets, exploration cost, depreciation and
amortization	3,452,684	3,299,156

Less: valuation allowance	(8,459,626)	(7,511,624)

	$-	$-